<SEQUENCE>1
<FILENAME>t1212010.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2009
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           01/22/2010
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       63
                                         -------------
Form 13F Information Table Value Total:   1,208,288
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmSurg Corp                    COM              03232p405    31989  1452741 SH       Sole                  1452741
Ambassadors Group Inc          COM              023177108     2328   175575 SH       Sole                   175575
American Ecology               COM              025533407     3050   179000 SH       Sole                   179000
Amerisafe, Inc.                COM              03071h100      420    23400 SH       Sole                    23400
Bed Bath and Beyond            COM              075896100    22455   581590 SH       Sole                   581590
Berkshire Hathaway A           COM              084670108    36109      364 SH       Sole                      364
Berkshire Hathaway B           COM              084670207    13482     4103 SH       Sole                     4103
Brookfield Asset Management    COM              112585104    27188  1225768 SH       Sole                  1225768
Brown & Brown Inc.             COM              115236101    57969  3225903 SH       Sole                  3225903
CBL & Associates Properties    COM              124830100      900    93078 SH       Sole                    93078
Carmax                         COM              143130102    28209  1163240 SH       Sole                  1163240
Clarcor Inc.                   COM              179895107      208     6424 SH       Sole                     6424
Cognex Corporation             COM              192422103     5930   334825 SH       Sole                   334825
Contango Oil & Gas             COM              21075n204      492    10460 SH       Sole                    10460
Courier Corp                   COM              222660102     5349   375343 SH       Sole                   375343
Donaldson Co., Inc.            COM              257651109    31113   731377 SH       Sole                   731377
EOG Resources Inc.             COM              26875p101    40807   419390 SH       Sole                   419390
Exactech Inc.                  COM              30064e109      451    26065 SH       Sole                    26065
Exxon Mobil Corp               COM              30231G102      276     4046 SH       Sole                     4046
Federated Investors            COM              314211103    24185   879439 SH       Sole                   879439
Forward Air                    COM              349853101    31805  1270663 SH       Sole                  1270663
Franklin Resources             COM              354613101    30138   286072 SH       Sole                   286072
General Electric Co            COM              369604103    14082   930702 SH       Sole                   930702
Glenville Bank Hldg Co.        COM              37908p109      220     2756 SH       Sole                     2756
Graco                          COM              384109104    17178   601255 SH       Sole                   601255
Heartland Express              COM              422347104    37614  2463260 SH       Sole                  2463260
Houston Wire & Cable Company   COM              44244K109      685    57600 SH       Sole                    57600
Idex Corporation               COM              45167R104    38737  1243573 SH       Sole                  1243573
Illinois Tool Works            COM              452308109    29051   605358 SH       Sole                   605358
Int'l Speedway                 COM              460335201     9659   339521 SH       Sole                   339521
John Wiley & Sons              COM              968223206    60247  1438559 SH       Sole                  1438559
Johnson & Johnson              COM              478160104    45011   698812 SH       Sole                   698812
Joy Global Inc.                COM              481165108     5766   111800 SH       Sole                   111800
Kaydon Corp                    COM              486587108    18389   514242 SH       Sole                   514242
Knight Transportation Inc.     COM              499064103    24619  1276250 SH       Sole                  1276250
Lab Corp                       COM              50540r409    17681   236250 SH       Sole                   236250
M & T Bank Corp                COM              55261F104    13640   203921 SH       Sole                   203921
Markel Corp                    COM              570535104    47420   139470 SH       Sole                   139470
Martin Marietta Mat            COM              573284106    14052   157161 SH       Sole                   157161
McGrath Rentcorp               COM              580589109    23968  1071925 SH       Sole                  1071925
Mednax Inc.                    COM              58502b106    58642   975570 SH       Sole                   975570
Meredith Corp                  COM              589433101    35070  1136791 SH       Sole                  1136791
Micro Systems                  COM              594901100     3016    97201 SH       Sole                    97201
Mohawk Industries              COM              608190104    14765   310186 SH       Sole                   310186
NBT Bancorp Inc.               COM              628778102      206    10126 SH       Sole                    10126
OneBeacon                      COM              G67742109     1984   144000 SH       Sole                   144000
Patterson Companies Inc.       COM              703395103    14461   516850 SH       Sole                   516850
Protective Life Corp.          COM              743674103    23269  1405970 SH       Sole                  1405970
Rofin-Sinar                    COM              775043102      557    23600 SH       Sole                    23600
Ross Stores Inc.               COM              778296103    31930   747598 SH       Sole                   747598
SCBT Financial                 COM              78401v102     2422    87481 SH       Sole                    87481
Strayer Education              COM              863236105     1993     9379 SH       Sole                     9379
Stryker Corp                   COM              863667101    21381   424475 SH       Sole                   424475
TCF Financial                  COM              872275102    19391  1423733 SH       Sole                  1423733
Trustco Bank Corp              COM              898349105      141    22408 SH       Sole                    22408
Watson Pharmaceuticals         COM              942683103      333     8400 SH       Sole                     8400
Websense                       COM              947684106      442    25300 SH       Sole                    25300
Westamerica Bank               COM              957090103    14868   268526 SH       Sole                   268526
White Mtns Insurance           COM              G9618E107    69815   209869 SH       Sole                   209869
Winthrop Realty Trust          COM              976391102      494    45500 SH       Sole                    45500
Xilinx Inc                     COM              983919101      777    31000 SH       Sole                    31000
Yum Brands                     COM              988498101    34984  1000394 SH       Sole                  1000394
Zebra Technologies A           COM              989207105    44475  1568800 SH       Sole                  1568800